Secured Term Loan Facilities and Revolving Credit Facility - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Cash balance required	$ 28,798,000	$ 57,272,000	$ 66,863,000	$ 87,779,000
June 2017 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	100,000,000
June 2017 Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	60,800,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 160,800,000
Credit facility term	6 years
Credit facility, expiring period	2023-06
Credit facility, amount drawn during period	$ 0
Debt instrument covenant description	The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Commitment fee on credit facility	0.81%
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate	2.30%
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Minimum [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility	125.00%
Cash balance required	$ 25,000,000
Cash required as percent of indebtedness	5.00%
EBITDA to interest expense Ratio	250.00%
Total equity to total assets	30.00%